Schedule of Realized Capital Gains and Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 1,639	$ 27,118	$ 118,294
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(17,145)	42,361	1,759
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(5,570)	(3,260)	62,821
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses		25	1,110
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	590	(6,948)	(239)
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	23,781	(4,923)	52,724
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ (17)	$ (137)	$ 119